SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

NOTE 7. SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Equity Distribution Agreement

On September 1, 2023, the Company entered into the Equity Distribution Agreement (the “Distribution Agreement”), with Canaccord Genuity LLC (“Canaccord”), pursuant to which the Company may offer and sell from time to time, through Canaccord as sales agent and/or principal, shares of common stock of the Company, par value $0.01 per share having an aggregate offering price of up to $10.0 million. Due to the offering limitations applicable to the Company and in accordance with the terms of the Distribution Agreement, the Company may offer Common Stock having an aggregate gross sales price of up to $2,392,514 pursuant to the prospectus supplement dated September 1, 2023 (the “Prospectus Supplement”). Subject to the terms and conditions of the Distribution Agreement, Canaccord may sell the Common Stock by any method permitted by law deemed to be an “at-the-market offering”. The Company will pay Canaccord a commission equal to 3.0% of the gross sales price of the Common Stock sold through Canaccord under the Distribution Agreement and has also agreed to reimburse Canaccord for certain expenses. The Company may also sell Common Stock to Canaccord as principal for Canaccord’s own account at a price agreed upon at the time of sale. Any sale of Common Stock to Canaccord as principal would be pursuant to the terms of a separate terms agreement between the Company and Canaccord.

During the nine months ended September 30, 2024, the Company issued 111,200 shares of common stock for gross proceeds of $2,392,502 under the Distribution Agreement, and charged offering costs of $583,713 to additional paid in capital on the unaudited condensed consolidated balance sheet. As of September 30, 2024 and December 31, 2023, there were deferred offering costs related to the Distribution Agreement of $0 and $171,944, respectively. As of September 30, 2024, there is $0 available under the Distribution Agreement.

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders (the “Holders”) of the February 2022 Post-Modification Warrants and RD and PIPE preferred investment options to purchase shares of the Company’s common stock (the “Existing Warrants and Investment Options”) pursuant to which the Holders agreed to exercise for cash their Existing Warrants and Investment Options to purchase 74,800 shares of the Company’s common stock, in the aggregate, at a reduced exercised price of $20.55 per share (from an original exercise price of $116.70 per share), in exchange for the Company’s agreement to issue new warrants (the “Inducement Warrants”) to purchase up to 149,600 shares of the Company’s common stock (the “Inducement Warrant Shares”), and the Holders to make a cash payment of $1.88 per Inducement Warrant share for total proceeds of $280,500. In January 2024, the Company received aggregate gross proceeds of $1,817,640 from the exercise of the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants. Because the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants that exercised on December 28, 2023 and unsettled until January 2024, the proceeds are included in the condensed consolidated balance sheet as a subscription receivable as of December 31, 2023. As of December 31, 2023, 27,867 shares of the Existing Warrants and Investment Options exercised were considered issued as the Company had the enforceable right to the obtain the cash proceeds, which were in-transit, and the Holders were no longer able to rescind the exercise election. Due to the beneficial ownership limitation provisions, 46,934 shares of the Existing Warrants and Investment Options exercised were initially unissued and held in abeyance for the benefit of the Holder until notice is received from the Holder that the shares may be issued in compliance with such limitation. During the nine months ended September 30, 2024, the Company issued all 46,934 shares of common stock of the 46,934 shares of Existing Warrants and Investment Options exercised that were held in abeyance due to the beneficial ownership limitation provisions.

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders of warrants and preferred investment options. The Inducement Letters prohibit the Company from entering into any variable rate transaction as defined in the Inducement Letters, including the issuance of (1) any variable priced debt or equity securities or (2) transactions whereby the Company may issue securities at a future determined price, such as through an at-the-market offering or an equity line of credit. The variable rate transaction restriction would have expired after six-months from the closing date of December 28, 2023 for the Inducement Letters for an issuance through an at-the-market offering, and one-year for the remaining variable rate transactions, however the restriction was waived for the at-the-market offering on March 8, 2024 and the equity line on May 3, 2024.

On March 8, 2024, the Company entered into a series of common stock purchase agreements for the issuance in a registered direct offering of 15,246 shares of the Company’s common stock to the Holders of the Inducement Warrants. The issuance was made in exchange for the permanent and irrevocable waiver of the variable rate transaction limitation solely with respect to the entry into and/or issuance of shares of common stock in an at the market offering contained in the Inducement Letters. The fair value of the shares issued for consideration of waiving the variable rate transaction limitation was $322,453 and was charged to additional paid in capital, as it is direct and incremental to the Distribution Agreement, on the unaudited condensed consolidated balance sheet as an offering cost related to the Distribution Agreement.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Lincoln Park Equity Line

On November 3, 2023, the Company entered into a Purchase Agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park has committed to purchase up to $10.0 million of the Company’s common stock subject to certain limitations and satisfaction of the conditions set forth in the Purchase Agreement.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $10.0 million of the Company’s Common Stock (the “Purchase Shares”). However, such sales of Common Stock by the Company, if any, will be subject to important limitations set forth in the Purchase Agreement, including limitations on number of shares that may be sold. Sales may occur from time to time, at the Company’s sole discretion, over the 24-month period commencing on the date that the conditions to Lincoln Park’s purchase obligation set forth in the Purchase Agreement are satisfied, including that a registration statement on Form S-1 covering the resale of the shares of the Company’s Common Stock that have been and may be issued to Lincoln Park under the Purchase Agreement, which the Company has filed with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus relating thereto is filed with the SEC. As required under the Purchase Agreement, the Company registered a resale of 76,032 shares of our common stock, plus the 9,294 commitment shares, by Lincoln Park on a registration statement on Form S-1 dated November 8, 2023, which was declared effective by the SEC on December 5, 2023. As of July 30, 2024, there were no remaining shares available to be issued in connection with this registration statement. On September 4, 2024, the Company filed an amended Form S-1, which was declared effective by the SEC on September 11, 2024. The amended Form S-1 registered an additional 326,667 shares of common stock that are available to be issued to Lincoln Park in connection with this agreement.

Because the purchase price per share to be paid by Lincoln Park for the shares of Common Stock that the Company may elect to sell to Lincoln Park under the Purchase Agreement, if any, will fluctuate based on the market prices of the Company’s Common Stock at the time the Company elects to sell shares to Lincoln Park pursuant to the Purchase Agreement, if any, it is not possible for us to predict the number of shares of Common Stock that the Company will sell to Lincoln Park under the Purchase Agreement, the purchase price per share that Lincoln Park will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that the Company will receive from those purchases by Lincoln Park under the Purchase Agreement.

On May 3, 2024, the Company entered into a series of common stock purchase agreements for the issuance in a registered direct offering of an aggregate of 30,534 shares of the Company’s common stock, to certain institutional investors. The issuance was made in exchange for the permanent and irrevocable waiver of the variable rate transaction limitation with respect to any existing or future agreement by the Company to effect any issuance of shares and issue such shares thereunder, as contained in those certain Inducement Offer Letters, dated December 28, 2023, between the Company and those certain institutional investors. The Company will not receive any net proceeds in connection with the offering. The fair value of the shares issued for consideration of waiving the variable rate transaction limitation was $448,840 and was recorded as deferred offering costs, as direct and incremental to the Purchase Agreement, within prepaid expenses and other current assets on the unaudited condensed consolidated balance sheet related to the Purchase Agreement.

The common stock purchase agreements contain customary representations and warranties and certain indemnification obligations of the Company. The common stock purchase agreements also restrict the Company from issuing, entering into any agreement to issue, or announcing the issuance of the Company’s common stock from the date of the common stock purchase agreements until the earlier of 30 days after entering into the agreements or at such time as one million (1,000,000) shares of the Company’s common stock have traded in the open market. The closing of the issuance of the Shares pursuant to the common stock purchase agreements closed on May 3, 2024.

During the three and nine months ended September 30, 2024, the Company had issued 72,699 and 81,033 shares of common stock, respectively, through the Purchase Agreement for gross cash proceeds of $517,836 and $600,686, respectively. During the three and nine months ended September 30, 2024, the Company charged offering costs of $290,029 and $372,879, respectively, to additional paid in capital on the unaudited condensed consolidated balance sheet. As of September 30, 2024 and December 31, 2023, the Company has capitalized deferred offering costs of $508,599 and $395,660, respectively. As of September 30, 2024, there were 321,667 shares available to be issued in connection with the Purchase Agreement.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Stock Options

Amendment to 2020 Long-Term Incentive Plan

On November 2, 2023, the stockholders approved the amendments to the 2020 Long-Term Incentive Plan, which was approved by the Board on August 8, 2023 (the “Amended Incentive Plan”). The Amended Incentive Plan (i) increased the number of authorized shares reserved for issuance under the Amended Incentive Plan to a maximum of 23,334, subject to equitable adjustment, and (ii) removed the Evergreen Provision implemented in the Plan Amendment. During the first quarter of 2024, the Board approved an equitable adjustment to increase the number of shares available under the Plan by 8,986 shares. As of September 30, 2024, the total number of shares available for grant under the Incentive Plan was 418.

A summary of the stock option activity under the Company’s incentive plan for the nine months ended September 30, 2024 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	2,022	$857.55	$1,158.30	3.4	$—
Granted	—	$—	$—		—
Forfeited	(484)	$590.25	$810.30		—
Outstanding at September 30, 2024	1,538	$941.55	$1,267.65	2.6	$—

Exercisable at September 30, 2024	1,477	$979.50	$1,319.70	2.2	$—

The Company’s stock based compensation expense, recorded within general and administrative expense in the unaudited condensed consolidated statement of operations and comprehensive loss, related to stock options for the three months ended September 30, 2024 and 2023 was $414 and $44,606, respectively.

The Company’s stock-based compensation expense, recorded within general and administrative expense, related to stock options for the nine months ended September 30, 2024 and 2023 was $(5,854) and $147,067, respectively.

As of September 30, 2024, the Company had $2,346 in unamortized stock option expense, which will be recognized over a weighted average period of 1.40 years.

Issuance of Restricted Stock Units

The Company’s activity in restricted stock units was as follows for the nine months ended September 30, 2024:

	Number of shares	Weighted average fair value
Non-vested at December 31, 2023	9,366	$434.55
Granted	16,767	$12.75
Forfeited	(650)	$43.05
Vested	(2,042)	$333.30
Non-vested at September 30, 2024	23,441	$152.55

For the three months ended September 30, 2024 and 2023, the Company recorded $369,200 and $328,253, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the unaudited condensed consolidated statement of operations and comprehensive loss. For the nine months ended September 30, 2024 and 2023, the Company recorded $1,096,570 and $1,638,365, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the condensed consolidated statement of operations and comprehensive loss. As of September 30, 2024, the Company had unamortized stock-based compensation costs related to restricted stock units of $1,109,526 which will be recognized over a weighted average period of 1.57 years. As of September 30, 2024, 1,369 restricted stock units are vested without shares of common stock being issued, with all of these shares due as of September 30, 2024.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Three Months Ended September		Nine Months Ended September
Stock-based compensation expense for RSUs:	2024	2023	2024	2023
General and administrative	$162,042	$101,607	$476,513	$946,851
Research and development	207,158	226,646	620,057	691,514
Total	$369,200	$328,253	$1,096,570	$1,638,365

Warrants and Preferred Investment Options

The following table summarizes information about shares issuable under warrants outstanding at September 30, 2024:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2023	186,614	$176.85	4.6	$—
Expired	(39)	2,400.00	—	$—
Exercised	(130,267)	20.55	—	$—
Outstanding at September 30, 2024	56,308	$536.70	3.0	$—

Exercisable at September 30, 2024	56,308	$536.70	3.0	$—

The following table summarizes information about investment options outstanding at September 30, 2024:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2023	4,667	$150.00	4.1	$—
Outstanding at September 30, 2024	4,667	$150.00	2.9	$—

Exercisable at September 30, 2024	4,667	$150.00	2.9	$—

NOTE 7. SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon the liquidation, dissolution, or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. As of December 31, 2023, 100,000,000 shares of common stock and 20,000,000 shares of Preferred Stock were authorized under the Company’s articles of incorporation.

Equity Distribution Agreement

On September 1, 2023, the Company entered into the Distribution Agreement, with Canaccord, pursuant to which the Company may offer and sell from time to time, through Canaccord as sales agent and/or principal, shares of common stock of the Company, par value $0.01 per share having an aggregate offering price of up to $10.0 million. Due to the offering limitations applicable to the Company and in accordance with the terms of the Distribution Agreement, the Company may offer common stock having an aggregate gross sales price of up to $2,392,514 pursuant to the prospectus supplement dated September 1, 2023 (the “Prospectus Supplement”). Subject to the terms and conditions of the Distribution Agreement, Canaccord may sell the common stock by any method permitted by law deemed to be an “at-the-market offering”. The Company will pay Canaccord a commission equal to 3.0% of the gross sales price of the common stock sold through Canaccord under the Distribution Agreement and has also agreed to reimburse Canaccord for certain expenses. The Company may also sell common stock to Canaccord as principal for Canaccord’s own account at a price agreed upon at the time of sale. Any sale of common stock to Canaccord as principal would be pursuant to the terms of a separate terms agreement between the Company and Canaccord.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Inducement Letters (as defined below within this Note 7) prohibits the Company from entering into any variable rate transaction as defined in the Inducement Letters, including the issuance of (1) any variable priced debt or equity securities or (2) transactions whereby the Company may issue securities at a future determined price, such as through an at-the-market offering or an equity line of credit. The variable rate transaction restriction expires after six-month from the closing date of December 28, 2023 for the Inducement Letters for an issuance through an at-the-market offering, and one-year for the remaining variable rate transactions. Subsequent to December 31, 2023, the limitation on the at-the-market offering was waived. See Note 12.

Lincoln Park Equity Line

On November 3, 2023, the Company entered into a Purchase Agreement and a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park, pursuant to which Lincoln Park has committed to purchase up to $10.0 million of the Company’s common stock, par value $0.01 per share subject to certain limitations and satisfaction of the conditions set forth in the Purchase Agreement.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $10.0 million of the Company’s common stock (the “Purchase Shares”). However, such sales of common stock by the Company, if any, will be subject to important limitations set forth in the Purchase Agreement, including limitations on number of shares that may be sold. Sales may occur from time to time, at the Company’s sole discretion, over the 24-month period commencing on the date that the conditions to Lincoln Park’s purchase obligation set forth in the Purchase Agreement are satisfied, including that a registration statement on Form S-1 covering the resale of the shares of our common stock that have been and may be issued to Lincoln Park under the Purchase Agreement, which the Company has filed with the SEC pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus relating thereto is filed with the SEC.

Because the purchase price per share to be paid by Lincoln Park for the shares of common stock that we may elect to sell to Lincoln Park under the Purchase Agreement, if any, will fluctuate based on the market prices of our Common Stock at the time we elect to sell shares to Lincoln Park pursuant to the Purchase Agreement, if any, it is not possible for us to predict the number of shares of Common Stock that we will sell to Lincoln Park under the Purchase Agreement, the purchase price per share that Lincoln Park will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Lincoln Park under the Purchase Agreement.

During the year ended December 31, 2023, the Company has issued no shares of common stock through the Equity Line or the Distribution Agreement. The Company had capitalized deferred offering costs of $567,603 related to establishing the Distribution Agreement with Canaccord and the Purchase Agreement with Lincoln Park and no reductions to additional paid in capital. Of this amount, $255,107 represents the fair value of 9,294 shares of common stock issued to Lincoln Park as consideration for its commitment under the Purchase Agreement.

Common Stock Activity

During the year ended December 31, 2023 a total of 6,910 shares of common stock were issued pursuant to the conversion of restricted stock units. During the year ended December 31, 2022, a total of 82 and 60 shares of common stock were issued pursuant to the conversion of restricted stock awards and restricted stock units, respectively.

On February 15, 2022, the Company completed a public offering of 26,667 shares of common stock and warrants to purchase up to 26,667 shares of common stock for gross proceeds of approximately $10.0 million, before deducting underwriting discounts and commissions and other offering expenses. A.G.P./Alliance Global Partners acted as sole book-running manager for the offering. In addition, Enveric granted the underwriter a 45-day option to purchase up to an additional 4,000 shares of common stock and/or warrants to purchase up to an additional 4,000 shares of common stock at the public offering price, which the underwriter has partially exercised for warrants to purchase up to 4,000 shares of common stock. At closing, Enveric received net proceeds from the offering of approximately $9.1 million, after deducting underwriting discounts and commissions and estimated offering expenses with $5.8 million allocated to equity, $3.6 million to warrant liability and the remaining $0.3 million recorded as an expense.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On July 22, 2022, the Company entered into a securities purchase agreement (the “Registered Direct Securities Purchase Agreement”) with an institutional investor for the purchase and sale of 7,766 shares of the Company’s common stock, pre-funded warrants to purchase up to 17,234 shares of common stock (the “RD Pre-Funded Warrants”), and unregistered preferred investment options (the “RD Preferred Investment Options”) to purchase up to 25,000 shares of common stock (the “RD Offering”). The gross proceeds from the RD Offering were approximately $3,000,000. Subject to certain ownership limitations, the RD Pre-Funded Warrants became immediately exercisable at an exercise price equal to $0.0015 per share of common stock. On August 3, 2022, all of the issued RD Pre-Funded Warrants were exercised.

Concurrently with the RD Offering, the Company entered into a securities purchase agreement (the “PIPE Securities Purchase Agreement”) with institutional investors for the purchase and sale of 7,734 shares of common stock, pre-funded warrants to purchase up to 33,933 shares of common stock (the “PIPE Pre-Funded Warrants”), and preferred investment options (the “PIPE Preferred Investment Options”) to purchase up to 41,667 shares of the common stock in a private placement (the “PIPE Offering”). The gross proceeds from the PIPE Offering were approximately $5,000,000. Subject to certain ownership limitations, the PIPE Pre-Funded Warrants became immediately exercisable at an exercise price equal to $0.0015 per share of common stock. All of the issued PIPE Pre-Funded Warrants were exercised on various dates prior to August 18, 2022.

The RD Offering and PIPE Offering closed on July 26, 2022, with aggregate gross proceeds of approximately $8 million. The aggregate net proceeds from the offerings, after deducting the placement agent fees and other estimated offering expenses, were approximately $7.1 million, with $3.2 million allocated to equity, $4.3 million to investment option liability, and the remaining $0.4 million recorded as an expense.

Stock Options

Amendment to 2020 Long-Term Incentive Plan

On May 3, 2022, our board of directors (“Board”) adopted the First Amendment (the “Plan Amendment”) to the Enveric Biosciences, Inc. 2020 Long-Term Incentive Plan (the “Incentive Plan”) to (i) increase the aggregate number of shares available for the grant of awards by 9,739 shares to a total of 13,334 shares, and (ii) add an “evergreen” provision whereby the number of shares authorized for issuance pursuant to awards under the Incentive Plan will be automatically increased on the first trading date immediately following the date the Company issues any share of common stock (defined below) to any person or entity, to the extent necessary so that the number of shares of the Company’s common stock authorized for issuance under the Incentive Plan will equal the greater of (x) 13,334 shares, and (y) 15% of the total number of shares of the Company’s common stock outstanding as of such issuance date (the “Evergreen Provision”). The Plan Amendment was approved by the Company’s shareholders at a special meeting of the Company’s shareholders held on July 14, 2022.

On November 2, 2023, the shareholders approved the amendments to the 2020 Long-Term Incentive Plan, which was approved by the Board on August 8, 2023 (the “Amended Incentive Plan”). The Amended Incentive Plan (i) increased the number of authorized shares reserved for issuance under the Amended Incentive Plan to a maximum of 23,334, subject to adjustment, and (ii) removed the Evergreen Provision implemented in the Plan Amendment. As of December 31, 2023, the total number of shares available for grant under the Incentive Plan was 7,164.

A summary of the stock option activity under the Company’s incentive plan for the years ended December 31, 2023 and 2022 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	1,589	$1,185	$1,552.50	5.3	$34,333
Granted	1,700	$46.05	$38.70		$—
Forfeited	(67)	$2,625	$2,107.50		$—
Outstanding at December 31, 2022	3,222	$555.75	$672.30	4.1	$—
Granted	—	$—	$—		—
Forfeited	(1,200)	$46.05	$38.70		—
Outstanding at December 31, 2023	2,022	$857.55	$1,158.30	3.4	$—

Exercisable at December 31, 2023	1,712	$966.75	$1,330.80	2.9	$—

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Options granted during the years ended December 31, 2022 were valued using the Black Scholes model with the following assumptions:

December 31, 2022
Term (years)	5.5
Stock price	$46.05
Exercise price	$46.05
Dividend yield	—
Expected volatility	112.0%
Risk free interest rate	3.9%

The above assumptions are determined by the Company as follows:

●	Stock price – Based on closing price of the Company’s common stock on the date of grant.

●	Weighted average risk-free interest rate — Based on the daily yield curve rates for U.S. Treasury obligations with maturities, which correspond to the expected term of the Company’s stock options.

●	Dividend yield — The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

●	Expected volatility — Based on the historical volatility of comparable companies in a similar industry.

●	Expected term — The Company has had no stock options exercised since inception. The expected option term represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, which averages an award’s weighted-average vesting period and expected term for “plain vanilla” share options.

The Company’s stock based compensation expense, recorded within general and administrative expense, related to stock options for the years ended December 31, 2023 and 2022 was $156,075 and $180,042, respectively.

As of December 31, 2023, the Company had $84,774 in unamortized stock option expense, which will be recognized over a weighted average period of 1.00 years.

Restricted Stock Awards

For the years ended December 31, 2023 and 2022, the Company recorded $0 and $24,363, respectively, in stock-based compensation expense within general and administrative expense, related to restricted stock awards. There were no RSA grants during the years ended December 31, 2023 and 2022. As of December 31, 2022, there were no unvested RSA shares. As of December 31, 2023, there were no unamortized stock-based compensation costs related to restricted share awards. During the year ended December 31, 2023 the Company settled the 48 vested and unissued shares (as of December 31, 2022) for cash of $14,250. There are no restricted stock awards as of December 31, 2023.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Issuance of Restricted Stock Units

The Company’s activity in restricted stock units was as follows for the year ended December 31, 2023:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2022	4,135	$1,890
Granted	2,497	$502.50
Forfeited	(1,785)	$1,194.60
Vested	(576)	$1,958.25
Non-vested at December 31, 2022	4,271	$1,388.55
Granted	12,167	$40.95
Forfeited	(2,896)	$385.80
Vested	(4,176)	$297.00
Non-vested at December 31, 2023	9,366	$434.55

For the years ended December 31, 2023 and 2022, the Company recorded $1,994,085 and $2,416,266, respectively, in stock-based compensation expense related to restricted stock units, which is a component of both general and administrative and research and development expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2023, the Company had unamortized stock-based compensation costs related to restricted stock units of $2,021,021 which will be recognized over a weighted average period of 1.9 years and unamortized stock-based costs related to restricted stock units which will be recognized upon achievement of specified milestones. As of December 31, 2023, 1,390 restricted stock units are vested without shares of common stock being issued, with all of these shares due as of December 31, 2023.

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Year ended December 31,
	2023	2022
Stock-based compensation expense for RSUs:
General and administrative	$1,085,791	$1,389,359
Research and development	908,294	1,026,907
Total	$1,994,085	$2,416,266

Warrants and Preferred Investment Options

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2023 and 2022:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2022	13,031	$1,965	3.4	$801,024
Issued	81,834	$154.65		$—
Exercised	(51,167)	$—		$—
Exchanged for common stock	—	$—		$—
Outstanding at December 31, 2022	43,698	$875.40	3.6	$5,514
Issued	154,088	$20.55		$—
Exercised	(8,134)	$20.55		$—
Forfeited	(3,038)	$1,672.50		$—
Outstanding at December 31, 2023	186,614	$176.85	4.6	$—

Exercisable at December 31, 2023	186,614	$176.85	4.6	$—

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On February 11, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with A.G.P./Alliance Global Partners (the “Underwriter”). Pursuant to the Underwriting Agreement, the Company agreed to sell, in a firm commitment offering, 26,667 shares of the Company’s common stock and accompanying warrants to purchase up to an aggregate of 26,667 shares of its common stock (“February 2022 Warrants”), as well as up to 4,000 additional shares of common stock and/or warrants to purchase an aggregate of up to 4,000 shares of its common stock that may be purchased by the Underwriter pursuant to a 45-day option granted to the Underwriter by the Company (the “Offering”). Each share of common stock was sold together with a common warrant to purchase one share of common stock, at an exercise price of $412.50 per share. Such common warrants were immediately exercisable and will expire five years from the date of issuance. There is not expected to be any trading market for the common warrants issued in the Offering. The combined public offering price of each share of common stock and accompanying common warrant sold in the Offering was $375.00. On February 14, 2022, the Underwriter exercised its option to purchase an additional 4,000 warrants.

In connection with the Registered Direct (“RD”) Offering and the Private Investment in Public Entity (“PIPE”) Offering entered into on July 22, 2022, the Company entered into Warrant Amendment (the “Warrant Amendments”) with the investors in both offerings to amend certain existing warrants to purchase up to an aggregate of 8,134 shares of common stock that were previously issued to the investors, with an exercise price of $412.50 per share and expiration date of February 15, 2027. Pursuant to the Warrant Amendments, the previously issued warrants were amended, effective upon the closing of the offerings, so that the amended warrants have a reduced exercise price of $116.70 per share and expire five and one-half years following the closing of the offerings. In connection with this transaction, the Company determined the fair value of the February 2022 Warrants immediately prior to the Warrant Amendment and the fair value of the amended warrants immediately after the Warrant Amendment. For the year ended December 31, 2022, the incremental change in fair value was deemed to be $251,357, which was included as equity issuance costs related to the RD and PIPE financing transactions.

The warrants assumed pursuant to the acquisition of MagicMed contain certain down round features, which were not triggered by the February 2022 and July 2022 public offerings, that would require adjustment to the exercise price upon certain events when the offering price is less than the stated exercise price.

The following table summarizes information about investment options outstanding at December 31, 2023 and 2022:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	71,334	$118.95	—	—
Outstanding at December 31, 2022	71,334	$118.95	5.1	$—
Exercised	(66,667)	$20.55	—	—
Outstanding at December 31, 2023	4,667	$150.00	4.1	$—

Exercisable at December 31, 2023	4,667	$150.00	4.1	$—

In connection with the Registered Direct Securities Purchase Agreement the Company issued unregistered preferred investment options to purchase up to 25,000 shares of common stock. Subject to certain ownership limitations, the RD Preferred Investment Options became immediately exercisable at an exercise price equal to $116.70 per share of common stock. The RD Preferred Investment Options are exercisable for five and one-half years from the date of issuance.

In connection with the PIPE Securities Purchase Agreement the Company issued unregistered preferred investment options to purchase up to 41,667 shares of the common stock. Subject to certain ownership limitations, PIPE Preferred Investment Options became immediately exercisable at an exercise price equal to $116.70 per share of common stock. The PIPE Preferred Investment Options are exercisable for five and one-half years from the date of issuance.

On July 26, 2022, in connection with the RD Offering and PIPE Offering, the Company issued preferred investment options (the “Placement Agent Preferred Investment Options”) to an entity to purchase up to 4,667 shares of the common stock for acting as a placement agent. The Placement Agent Preferred Investment Options have substantially the same terms as the RD Preferred Investment Options and the PIPE Preferred Investments Options, except the Placement Agent Preferred Investment Options have an exercise price of $150.00 per share. The Placement Agent Preferred Investment Options are exercisable for five years from the date of the commencement of the RD Offering and PIPE Offering.

On December 28, 2023, the Company entered into warrant exercise inducement offer letters (the “Inducement Letters”) with certain holders (the “Holders”) of the February 2022 Post-Modification Warrants and RD and PIPE preferred investment options to purchase shares of the Company’s common stock (the “Existing Warrants and Investment Options”) pursuant to which the Holders agreed to exercise for cash their Existing Warrants and Investment Options to purchase 74,800 shares of the Company’s common stock, in the aggregate, at a reduced exercised price of $20.55 per share (from an original exercise price of $116.70 per share), in exchange for the Company’s agreement to issue new warrants (the “Inducement Warrants”) to purchase up to 149,600 shares of the Company’s common stock (the “Inducement Warrant Shares”), and the Holders to make a cash payment of $1.88 per Inducement Warrant share for total proceeds of $280,500. In January 2024, the Company received aggregate gross proceeds of $1,817,640 from the exercise of the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants. Because the Existing Warrants and Investment Options by the Holders and the sale of the Inducement Warrants that exercised on December 28, 2023 and unsettled until January 2024, the proceeds are included in the consolidated balance sheet as a subscription receivable as of December 31, 2023. As of December 31, 2023, 27,867 shares of the Existing Warrants and Investment Options exercised were considered issued as the Company had the enforceable right to the obtain the cash proceeds, which were in-transit, and the Holders were no longer able to rescind the exercise election. Due to the beneficial ownership limitation provisions, 46,934 shares of the Existing Warrants and Investment Options exercised were initially unissued and held in abeyance for the benefit of the Holder until notice is received from the Holder that the shares may be issued in compliance with such limitation. The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and will pay Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to 4,488 shares of common stock. The Roth Warrants have the same terms as the Inducement Warrants. The grant date fair value of these Roth Warrants was estimated to be $77,991 on December 28, 2023 and were charged to additional paid in capital as issuance costs. The Company also incurred legal fees of $17,254 related to the transactions above that were charged to additional paid in capital as issuance costs.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company also agreed to file a registration statement on Form S-3 covering the resale of the Inducement Warrant Shares issued or issuable upon the exercise of the Inducement Warrants (the “Resale Registration Statement”) by January 8, 2024 (filed January 11, 2024). In the Inducement Letters, the Company agreed not to issue any shares of common stock or common stock equivalents or to file any other registration statement with the SEC (in each case, subject to certain exceptions) for a period ending on February 26, 2024. The Company also agreed not to effect or agree to effect any variable rate transaction (as defined in the Inducement Letters) until December 28, 2024. See the Equity Distribution Agreement section of this Note.

In connection with this transaction, the Company determined the fair value of the Existing Warrants and Investment Options immediately prior to the Inducement Letters and the fair value of the amended warrants and investment options immediately after the Inducement Letters. The pre-modification measurement of fair value of the Existing Warrants and Investment Options were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of modification (i.e. for the Existing Warrants share price of $23.40, exercise price of $116.70, term of 3.6 years, volatility of 94%, risk-free rate of 3.96%, and expected dividend rate of 0%, resulting in a fair value per share of $8.10 and for the Investment Options share price of $23.40, exercise price of $116.70, term of 4.1 years, volatility of 95%, risk-free rate of 3.90%, and expected dividend rate of 0%, resulting in a fair value per share of $9.30). The total fair value of the 8,134 Existing Warrants and 66,667 Investment Options was $65,349 and $618,648, respectively. The post-modification fair value was determined using the intrinsic value of $2.85 due to the inducement and totaled $23,180 and $190,000 for the Existing Warrants and Investment Options, respectively. The change in fair value from the date of the modification prior to modification and the fair value on the date of the modification after the modification, but prior to exercise was $470,817, which was reflected as an inducement gain, within other expenses on the Company’s consolidated statement of operations and comprehensive loss.

The grant date fair value of these Inducement Warrants was estimated to be $2,599,552 on December 28, 2023 and the proceeds of $280,500, which were received on January 2, 2024, for the issuance of the Inducement Warrants is reflected as inducement expense, within other expenses on the Company’s consolidated statement of operations and comprehensive loss.

The Company established the initial fair value of its equity classified Inducement Warrants at the date of issuance on December 28, 2023. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the valuation of the warrants are below:

Roth and Inducement Warrants
December 28, 2023
Term (years)	5.0
Stock price	$23.40
Exercise price	$20.55
Dividend yield	—%
Expected volatility	92.0%
Risk free interest rate	3.80%

Number of warrants	154,088
Value (per share)	$17.40

Series C Preferred Shares

On May 3, 2022, the Board of Directors (the “Board”) declared a dividend of one one-thousandth of a share of the Company’s Series C Preferred Stock (“Series C Preferred Stock”) for each outstanding share of the Company’s common stock held of record as of 5:00 p.m. Eastern Time on May 13, 2022 (the “Record Date”). This dividend was based on the number of outstanding shares of common stock prior to the Reverse Stock Split. The outstanding shares of Series C Preferred Stock were entitled to vote together with the outstanding shares of the Company’s common stock, as a single class, exclusively with respect to a proposal giving the Board the authority, as it determines appropriate, to implement a reverse stock split within twelve months following the approval of such proposal by the Company’s stockholders (the “Reverse Stock Split Proposal”), as well as any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split Proposal (the “Adjournment Proposal”).

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company held a special meeting of stockholders on July 14, 2022 (the “Special Meeting”) for the purpose of voting on, among other proposals, a Reverse Stock Split Proposal and an Adjournment Proposal. All shares of Series C Preferred Stock that were not present in person or by proxy at the Special Meeting were automatically redeemed by the Company immediately prior to the opening of the polls at Special Meeting (the “Initial Redemption”). All shares that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Stock Split Proposal at the Special Meeting (the “Subsequent Redemption” and, together with the Initial Redemption, the “Redemption”). Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption. As of June 30, 2022, there were 52,684.548 shares of Series C Preferred Stock issued and outstanding. As of December 31, 2022, both the Initial Redemption and the Subsequent Redemption had occurred. As a result, no shares of Series C Preferred Stock remain outstanding. As of December 31, 2023 and 2022, there are 100,000 shares of Series C Preferred Stock authorized for future issuances.